Share Based Payments - Equity Incentive Plan - Non-vested Share Awards (Tables)	12 Months Ended
Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested Share Awards Activity
	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2013	339,000	$4.75
Granted	252,000	3.64
Cancelled	(3,000)	6.67
Vested	(239,500)	4.63
Non-vested, December 31, 2014	348,500	$4.15

Equity incentive plan - October 11, 2006
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested Share Awards Details
Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled	Shares vested	Non-vested share awards
November 26, 2013	December 31, 2015	200,000	$5.165	-	100,000	100,000
November 26, 2013	December 31, 2015	12,000	$5.165	-	6,000	6,000
December 19, 2013	December 31, 2015	16,000	$6.380	-	8,000	8,000
January 31, 2014	December 31, 2015	32,000	$6.670	3,000	14,500	14,500
TOTAL		260,000		3,000	128,500	128,500

Equity incentive plan - March 26, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested Share Awards Details
Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled	Shares vested	Non-vested share awards
December 10, 2014	December 31, 2016	200,000	$2.440	-	-	200,000
December 10, 2014	December 31, 2016	20,000	$2.440	-	-	20,000
TOTAL		220,000		-	-	220,000